Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ 503,139		¥ 298,096	¥ 390,080
Deferred income tax expense	(262,321)		157,325	91,882
Total	¥ 240,818	$ 37,790	¥ 455,421	¥ 481,962